STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Dec. 31, 2020
STOCKHOLDERS DEFICIT
Schedule of Stockholders Deficit
Range of
Inputs Used
Annual dividend yield	$-
Expected life (years)	5.00
Risk-free interest rate	1.56 to 2.23%
Expected volatility	82.85% to 92.64.00%
Common stock price	$295 to 760

Schedule of warrant activity
Range of
Inputs Used
Annual dividend yield	$-
Expected life (years)	3.00
Risk-free interest rate	0.11% to 0.29%
Expected volatility	99.24% to 106.51%
Common stock price	$1.45 to 2.50
	Warrants	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2018	1,894	$355.00	4.22
Issued	486
Exercises	(1,188)
Anti-Dilution Modifications	9,100
Forfeiture/Cancellations	(203)		-
Outstanding, December 31, 2019	10,089	$45.00	3.08
Issued	83,262
Exercises	-
Anti-Dilution Modifications	59,394		-
Forfeiture/Cancellations			-
Outstanding, December 31, 2020	152,745	$2.85	2.47
Vested, December 31, 2020	152,745	$2.85	2.47